Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Related Party Transactions Parent
The following table summarizes the related party transactions with Travelport and its subsidiaries through July 22, 2014, reflected in our Consolidated Statement of Operations:

Year Ended December 31,
2014
(in thousands)
Net revenue (a)	$54,969
Cost of revenue	59
Marketing expense	58

(a)	Net revenue includes incentive revenue for segments processed through Galileo and Worldspan, both of which are subsidiaries of Travelport.